Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

UBS AG 1285 Avenue of the Americas New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by UBS AG (the “Company”) and UBS Securities LLC, CIBC Inc., CIBC World Markets Corp., Natixis Real Estate Capital LLC, Natixis Securities Americas LLC, Rialto Mortgage Finance, LLC, Société Générale, SG Americas Securities, LLC, Deutsche Mortgage & Asset Receiving Corporation, German American Capital Corporation, Deutsche Bank Securities Inc. and Academy Securities, Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of UBS Commercial Mortgage Trust 2017-C2, Commercial Mortgage Pass-Through Certificates, Series 2017-C2.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 21, 2017, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 5 mortgage loans contributed by CIBC Inc. (“CIBC”) that are secured by 15 mortgaged properties (the “CIBC Assets”), (ii) 7 mortgage loans contributed by Natixis Real Estate Capital LLC (“Natixis”) that are secured by 13 mortgaged properties (the “Natixis Assets”), (iii) 13 mortgage loans contributed by Rialto Mortgage Finance, LLC (“RMF”) that are secured by 16 mortgaged properties (the “RMF Assets”), (iv) 8 mortgage loans contributed by Société Générale (“SG”) that are secured by 21 mortgaged properties (the “SG Assets”), (v) 19 mortgage loans contributed by UBS AG (“UBS”) that are secured by 65 mortgaged properties (the “UBS Assets”) and (vi) 7 mortgage loans contributed by German American Capital Corporation (“GACC”) that are secured by 74 mortgaged properties (the “GACC Assets”). Together, CIBC, Natixis, RMF, SG, UBS and GACC are collectively referred to herein as the “Mortgage Loan Sellers” and the CIBC Assets, Natixis Assets, RMF Assets, SG Assets, UBS Assets and GACC Assets are collectively referred to herein as the “Mortgage Assets.”

From June 21, 2017 through July 21, 2017, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

Member of Deloitte Touche Tohmatsu

2

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics of the specified Mortgage Assets identified on Appendix A as “Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristics identied on the attached Appendix B for each of the Mortgage Assets listed in the attached Appendix B. The Characteristics were unverifiable based on the source documents provided to us by representatives of the respective Mortgage Loan Seller and therefore we did not perform any such comparison or recomputation.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 24, 2017

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Assets (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, promissory note splitters, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

AHIP Northeast Pool Three Promissory Note A1, AHIP Northeast Pool Three Promissory Note A2, AHIP Northeast Portfolio Pool Three Note Splitter (the “Draft AHIP Northeast Portfolio III Note Splitter”);

85 Broad Street Note Splitter and Modification Agreement (the “Draft 85 Broad Street Note Splitter”);

Tzadik Note Splitter and Modification Agreement (the “Draft TZA Multifamily Portfolio I Note Splitter”);

Inner Circle – Replacement Severed Promissory Note A-1, Inner Circle – Replacement Severed Promissory Note A-2, Inner Circle – Replacement Severed Promissory Note A-3, Inner Circle – Replacement Severed Promissory Note A-4, Inner Circle - Note Splitter and Modification Agreement (the “Draft IC Leased Fee Hotel Portfolio Note Splitter”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (the “Insurance Certificate”);

Servicer reports and records and provided electronic files (the “Servicer Records”); and

EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 (the “EDGAR ABS XML Technical Specification Document”).

*****

	Characteristic	Source Document
1	Number	Identification purposes only – not applicable
2	Securitization	Identification purposes only – not applicable
3	Property Name	Identification purposes only – not applicable
4	Mortgage Loan Originator	Loan Agreement
5	Mortgage Loan Seller	None - Mortgage Loan Seller Provided[1]
6	Property Flag	None - Mortgage Loan Seller Provided[1]
7	Number of Properties	Appraisal Report
8	Status	None - Mortgage Loan Seller Provided[1]
9	Address	Appraisal Report
10	City	Appraisal Report
11	County	Appraisal Report
12	State	Appraisal Report
13	Zip Code	Appraisal Report/USPS
14	Property Type	Appraisal Report
15	Property Sub-Type	Appraisal Report
16	Year Built	Appraisal Report/Engineering Report
17	Year Renovated	Appraisal Report/Engineering Report
18	Units/Rentable Square Ft	Rent Roll
19	Primary Unit of Measure	Rent Roll
20	Cut-off Balance per Unit	Refer to calculation procedures
21	Cut-off Date	None - Mortgage Loan Seller Provided[1]
22	Loan Purpose	Closing Statement/ASR
23	Original Balance	Loan Agreement2345
24	Cut-Off Balance	Refer to calculation procedures
25	% of Total Cut-off Date Balance	Refer to calculation procedures
26	Maturity Balance	Refer to calculation procedures
27	Interest Rate	Loan Agreement
28	Interest Calculation (30/360 / Act/360)	Loan Agreement

	Characteristic	Source Document
29	Monthly Debt Service Payment	Refer to calculation procedures
30	Note Date	Loan Agreement
31	First Payment Date	Loan Agreement
32	Payment Day	Loan Agreement
33	ARD Loan Final Maturity Date	Loan Agreement
34	ARD Loan (Y/N)	Loan Agreement
35	Maturity/ARD Date	Loan Agreement
36	Rate after ARD	Loan Agreement
37	Grace Period (Default)	Loan Agreement
38	Grace Period at Maturity (Default)	Loan Agreement
39	Grace Period (Late Fee)	Loan Agreement
40	Amortization Type	Loan Agreement
41	Original IO Period (Months)	Loan Agreement
42	Original Amort. Term (Months)	Refer to calculation procedures
43	Original Balloon Term (Months)	Refer to calculation procedures
44	Seasoning as of Cut-off Date (Months)	Refer to calculation procedures
45	Remaining IO Period (Months)	Refer to calculation procedures
46	Remaining Term to Amortization (Months)	Refer to calculation procedures
47	Remaining Term to Maturity (Months)	Refer to calculation procedures
48	Prepayment Provision	Loan Agreement
49	Open Payments	Loan Agreement
50	Open Period Begin Date	Loan Agreement
51	Remaining Yield Maintenance Payments	Loan Agreement
52	Yield Maintenance Calculation	Loan Agreement
53	Original Lockout	Loan Agreement
54	Remaining Lockout	Loan Agreement
55	Remaining Defeasance Payments	Loan Agreement
56	Defeasance Option Start Date	Loan Agreement
57	Defeased Status Code	None - Mortgage Loan Seller Provided[1]
58	Borrower Name	Loan Agreement
59	Sponsor	Loan Agreement/ASR
60	Related Principal	Loan Agreement
61	Guarantor	Guaranty/Loan Agreement
62	TIC/DST	Loan Agreement
63	Independent Director (Y/N) / # Independent Directors	Loan Agreement
64	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
65	SPE (Y/N)	Loan Agreement
66	Assumption Fee	Loan Agreement
67	Cross-Collateralized	Loan Agreement
68	Cross-Collateralized Description	Loan Agreement
69	Previous Securitization (if Applicable)	None - Mortgage Loan Seller Provided[1]
70	Pari-Passu (Y/N)	Loan Agreement
71	Note Control (Y/N)	Loan Agreement

	Characteristic	Source Document
72	Pari-Passu Out of Trust Original Balance	Loan Agreement
73	Pari-Passu Out of Trust Cut-Off Balance	Refer to calculation procedures
74	Pari-Passu Total Original Balance	Loan Agreement
75	Pari-Passu Total Cut-Off Balance	Refer to calculation procedures
76	Subordinate Mortgage Debt (Y/N)	Subordinate Loan Document
77	Subordinate Mortgage Debt Original Balance	Subordinate Loan Document
78	Subordinate Mortgage Debt Cut-Off Balance	Refer to calculation procedures
79	Subordinate Mortgage Debt Description	Subordinate Loan Document
80	Subordinate Mortgage Debt Monthly Payment Amount (Current)	Refer to calculation procedures
81	Subordinate Mortgage Debt Monthly Payment Amount (After IO Period)	Refer to calculation procedures
82	Subordinate Mortgage Debt Maturity Date	Subordinate Loan Document
83	Subordinate Mortgage Debt First Payment Date	Subordinate Loan Document
84	Subordinate Mortgage Debt Interest Rate	Subordinate Loan Document
85	Total Mortgage Debt Cut-off Date Balance	Refer to calculation procedures
86	Total Mortgage Debt Maturity Balance	Refer to calculation procedures
87	Existing Additional Debt First Payment Date	Subordinate Unsecured Loan Document/Mezzanine Loan Document
88	Existing Additional Debt Interest Rate	Subordinate Unsecured Loan Document/Mezzanine Loan Document
89	Existing Additional Debt (Y/N)	Subordinate Unsecured Loan Document/Mezzanine Loan Document
90	Existing Additional Debt Original Balance	Subordinate Unsecured Loan Document/Mezzanine Loan Document
91	Existing Additional Debt Cut-Off Balance	Refer to calculation procedures
92	Existing Additional Debt Description (Only include sub & mezz debt)	Subordinate Unsecured Loan Document/Mezzanine Loan Document
93	Existing Additional Debt Monthly Payment Amount (Current)	Refer to calculation procedures
94	Existing Additional Debt Monthly Payment Amount (After IO Period)	Refer to calculation procedures
95	Existing Additional Debt Maturity Date	Subordinate Unsecured Loan Document/Mezzanine Loan Document
96	Total Debt Cut-off Date Balance	Refer to calculation procedures
97	Total Debt Maturity Balance	Refer to calculation procedures
98	Future Subordinate Debt Permitted (Y/N)	Loan Agreement
99	Future Subordinate Debt Type	Loan Agreement
100	Future Subordinate Debt Amount Permitted	Loan Agreement
101	Future Subordinate Debt Description	Loan Agreement
102	Partial Prepay Allowed (Y/N)	Loan Agreement
103	Partial Prepayment Description	Loan Agreement
104	Partial Release Allowed (Y/N)	Loan Agreement
105	Partial Release Description	Loan Agreement
106	Outparcel Release Allowed (Y/N)	Loan Agreement

	Characteristic	Source Document
107	Outparcel Release Description	Loan Agreement
108	Ownership Interest	Title Policy
109	Ground Lease Expiration Date	Ground Lease
110	Ground Lease Extension Options	Ground Lease
111	Lockbox Type	Cash Management Agreement/Loan Agreement
112	Cash Management Type	Cash Management Agreement/Loan Agreement
113	Cash Management / Cash Trap Trigger	Cash Management Agreement/Loan Agreement
114	Tax Escrow Required (Y/N/Springing)	Loan Agreement
115	Tax Escrow Current Balance	Servicer Records
116	Tax Escrow at Closing	Closing Statement/Loan Agreement
117	Tax Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
118	Tax Escrow Springing Condition	Loan Agreement
119	Tax Escrow Int to Lender / Borrower	Loan Agreement
120	Insurance Escrow Required (Y/N/Springing)	Loan Agreement
121	Insurance Escrow Current Balance	Servicer Records
122	Insurance Escrow at Closing	Closing Statement/Loan Agreement
123	Insurance Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
124	Insurance Escrow Springing Condition	Loan Agreement
125	Insurance Escrow Int to Lender / Borrower	Loan Agreement
126	CapEx Escrow Required (Y/N/Springing)	Loan Agreement
127	CapEx Escrow Current Balance	Servicer Records
128	CapEx Escrow at Closing	Closing Statement/Loan Agreement
129	CapEx Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
130	CapEx Escrow Cap	Loan Agreement
131	CapEx Escrow Springing Condition	Loan Agreement
132	CapEx Escrow Int to Lender / Borrower	Loan Agreement
133	TI/LC Escrow Required (Y/N/Springing)	Loan Agreement
134	TI/LC Escrow Current Balance	Servicer Records
135	TI/LC Escrow at Closing	Closing Statement/Loan Agreement
136	TI/LC Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
137	TI/LC Escrow Cap	Loan Agreement
138	TI/LC Escrow Springing Condition	Loan Agreement
139	TI/LC Escrow Int to Lender / Borrower	Loan Agreement
140	Deferred Maintenance Escrow Required (Y/N)	Loan Agreement
141	Deferred Maintenance Escrow Current Balance	Servicer Records
142	Deferred Maintenance Escrow at Closing	Closing Statement/Loan Agreement
143	Deferred Maintenance Escrow Int to Lender / Borrower	Loan Agreement

	Characteristic	Source Document
144	Other Escrow Required (Y/N/Springing)	Loan Agreement
145	Other Escrow Current Balance	Servicer Records
146	Other Escrow at Closing	Closing Statement/Loan Agreement
147	Other Escrow Description (Upfront)	Loan Agreement
148	Other Escrow Monthly Deposit	Closing Statement/Loan Agreement/Servicer Records
149	Other Escrow Description (Monthly)	Loan Agreement
150	Other Escrow Int to Lender / Borrower	Loan Agreement
151	Other Escrow Cap	Loan Agreement
152	Other Escrow Springing Description	Loan Agreement
153	Letter of Credit	Loan Agreement
154	Earnout/Holdback (Y/N)	Loan Agreement
155	Earnout/Holdback Description	Loan Agreement
156	Blanket Insurance Policy (Y/N)	Insurance Certificate
157	Windstorm Insurance (Y/N)	Insurance Certificate
158	Earthquake Insurance (Y/N)	Insurance Certificate
159	Terrorism Insurance (Y/N)	Insurance Certificate
160	Environmental Insurance (Y/N)	Insurance Certificate
161	Physical Occupancy	Rent Roll
162	Rent Roll/Census Date	Rent Roll
163	Most Recent Occupancy	Rent Roll
164	Most Recent Occupancy Date	Rent Roll
165	2nd Most Recent Occupancy	Rent Roll
166	2nd Most Recent Occupancy Date	Rent Roll
167	3rd Most Recent Occupancy	Rent Roll
168	3rd Most Recent Occupancy Date	Rent Roll
169	Subsidized Housing (Y/N)	Rent Roll
170	Subsidized Housing Program Name	Rent Roll
171	Subsidized Housing Number of Units	Rent Roll
172	Franchise Agreement Expiring during Loan Term (Y/N)	Rent Roll
173	Student (Y/N)	Rent Roll
174	Military (Y/N)	Rent Roll
175	Franchise Renewal Option (Yes/No)	Rent Roll
176	Single Tenant (Y/N)	Rent Roll
177	Anchor Tenant (Y/N)	Rent Roll
178	Major Restaurant Tenants (Y/N)	Rent Roll
179	Health Club / Exercise Studio Space (Y/N)	Rent Roll
180	Movie Theater Tenants (Y/N)	Rent Roll
181	Government / Government Agency Tenant (Y/N)	Rent Roll
182	Major Tenants Lease Termination Option (Tenant Name)	Rent Roll
183	Significant Tenant (Occupying > 50% of NRA)	Rent Roll

	Characteristic	Source Document
184	% of Significant Tenant Rollover During Loan Term (50% of more)	Rent Roll
185	Prior Bankruptcies, Defaults or Other Proceedings Description	None - Mortgage Loan Seller Provided[1]
186	DPO	None - Mortgage Loan Seller Provided[1]
187	Master Lease (Y/N)	Rent Roll
188	Major Tenant Name # 1	Rent Roll
189	Major Tenant Sq. Ft. # 1	Rent Roll
190	Major Tenant Lease Expiration Date # 1	Rent Roll
191	Major % of Sq. Ft. # 1	Refer to calculation procedures
192	Major Tenant Name # 2	Rent Roll
193	Major Tenant Sq. Ft. # 2	Rent Roll
194	Major Tenant Lease Expiration Date # 2	Rent Roll
195	Major % of Sq. Ft. # 2	Refer to calculation procedures
196	Major Tenant Name # 3	Rent Roll
197	Major Tenant Sq. Ft. # 3	Rent Roll
198	Major Tenant Lease Expiration Date # 3	Rent Roll
199	Major % of Sq. Ft. # 3	Refer to calculation procedures
200	Major Tenant Name # 4	Rent Roll
201	Major Tenant Sq. Ft. # 4	Rent Roll
202	Major Tenant Lease Expiration Date # 4	Rent Roll
203	Major % of Sq. Ft. # 4	Refer to calculation procedures
204	Major Tenant Name # 5	Rent Roll
205	Major Tenant Sq. Ft. # 5	Rent Roll
206	Major Tenant Lease Expiration Date # 5	Rent Roll
207	Major % of Sq. Ft. # 5	Refer to calculation procedures
208	Most Recent Operating Stmt Date	Underwritten Financial Summary Report
209	Most Recent EGI	Underwritten Financial Summary Report
210	Most Recent Expenses	Underwritten Financial Summary Report
211	Most Recent Rolling 12 NOI	Underwritten Financial Summary Report
212	Most Recent Total Capital Items	Underwritten Financial Summary Report
213	Most Recent Rolling 12 NCF	Underwritten Financial Summary Report
214	2nd Most Recent Operating Stmt Date	Underwritten Financial Summary Report
215	2nd Most Recent EGI	Underwritten Financial Summary Report
216	2nd Most Recent Expenses	Underwritten Financial Summary Report
217	2nd Most Recent NOI	Underwritten Financial Summary Report
218	2nd Most Recent Total Capital Items	Underwritten Financial Summary Report
219	2nd Most Recent Rolling 12 NCF	Underwritten Financial Summary Report
220	3rd Most Recent Operating Stmt Date	Underwritten Financial Summary Report
221	3rd Most Recent EGI	Underwritten Financial Summary Report
222	3rd Most Recent Expenses	Underwritten Financial Summary Report
223	3rd Most Recent NOI	Underwritten Financial Summary Report
224	3rd Most Recent Total Capital Items	Underwritten Financial Summary Report

	Characteristic	Source Document
225	3rd Most Recent Rolling 12 NCF	Underwritten Financial Summary Report
226	UW Revenue	None - Mortgage Loan Seller Provided[1]
227	UW Vacancy	Underwritten Financial Summary Report
228	UW EGI	Underwritten Financial Summary Report
229	UW Expenses	Underwritten Financial Summary Report
230	UW NOI	Underwritten Financial Summary Report
231	UW Replacement Reserves	Underwritten Financial Summary Report
232	UW TI/LC Reserve	Underwritten Financial Summary Report
233	UW NCF	Underwritten Financial Summary Report
234	Appraisal Value	Appraisal Report
235	Date of Valuation	Appraisal Report
236	Appraisal Value (As Stabilized)	Appraisal Report
237	Appraisal Date (As Stabilized)	Appraisal Report
238	Date of Engineering Report	Engineering Report
239	Material Recognized Environmental Concern (Y/N)	Engineering Report
240	Material Recognized Environmental Concern (Description)	Engineering Report
241	Date of Phase I Report	Phase I Report
242	Date of Phase II Report (if applicable)	Phase II Report
243	Located in Seismic Zone 3 or 4 (Y/N)	Seismic Report
244	Date of Seismic Report	Seismic Report
245	PML (%)	Seismic Report
246	LTV at Origination	Refer to calculation procedures
247	LTV at Cut-off	Refer to calculation procedures
248	LTV at Maturity Date	Refer to calculation procedures
249	UW NCF DSCR (Current)	Refer to calculation procedures
250	UW NCF DSCR (After IO Period)	Refer to calculation procedures
251	UW NOI DSCR (Current)	Refer to calculation procedures
252	UW NOI DSCR (After IO Period)	Refer to calculation procedures
253	UW NOI Debt Yield	Refer to calculation procedures
254	UW NCF Debt Yield	Refer to calculation procedures
255	Total Mortgage Loan LTV at Cut-off	Refer to calculation procedures
256	Total Mortgage Loan LTV at Maturity	Refer to calculation procedures
257	Total Mortgage Loan UW NCF DSCR (Current)	Refer to calculation procedures
258	Total Mortgage Loan UW NCF DSCR (After IO Period)	Refer to calculation procedures
259	Total Mortgage Loan UW NOI DSCR (Current)	Refer to calculation procedures
260	Total Mortgage Loan UW NOI DSCR (After IO Period)	Refer to calculation procedures
261	Total Mortgage Loan UW NOI Debt Yield	Refer to calculation procedures
262	Total Mortgage Loan UW NCF Debt Yield	Refer to calculation procedures
263	Total Debt LTV at Cut-off	Refer to calculation procedures
264	Total Debt LTV at Maturity	Refer to calculation procedures
265	Total Debt UW NCF DSCR (Current)	Refer to calculation procedures

	Characteristic	Source Document
266	Total Debt UW NCF DSCR (After IO Period)	Refer to calculation procedures
267	Total Debt UW NOI DSCR (Current)	Refer to calculation procedures
268	Total Debt UW NOI DSCR (After IO Period)	Refer to calculation procedures
269	Total Debt UW NOI Debt Yield	Refer to calculation procedures
270	Total Debt UW NCF Debt Yield	Refer to calculation procedures
271	Total Administrative Fee	None - Mortgage Loan Seller Provided[1]
272	Sub Serviced (Y/N)	None - Mortgage Loan Seller Provided[1]
273	Sub Servicer Name	None - Mortgage Loan Seller Provided[1]
274	Sub Servicer Fee Rate	None - Mortgage Loan Seller Provided[1]
275	Sub-Servicer Cashiering	None - Mortgage Loan Seller Provided[1]
276	Master Servicer Fee Rate	None - Mortgage Loan Seller Provided[1]
277	Primary Servicer Fee Rate	None - Mortgage Loan Seller Provided[1]
278	Trustee Fee Rate	None - Mortgage Loan Seller Provided[1]
279	Operating Advisor Fee Rate	None - Mortgage Loan Seller Provided[1]
280	Sort	Identification purposes only – not applicable
281	Asset Type Number	None - Mortgage Loan Seller Provided[1]
282	Group ID	None - Mortgage Loan Seller Provided[1]
283	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided[1]
284	Reporting Period End Date	None - Mortgage Loan Seller Provided[1]
285	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
286	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
287	Underwriting Indicator	None - Mortgage Loan Seller Provided[1]
288	Lien Position Securitization Code	Title Policy/EDGAR ABS XML Technical Specification Document
289	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
290	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
291	Periodic Principal and Interest Payment Securitization Amount	Refer to calculation procedures
292	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
293	Interest Only Indicator	Loan Agreement
294	Balloon Indicator	Loan Agreement
295	Prepayment Premium Indicator	Loan Agreement
296	Negative Amortization Indicator	None - Mortgage Loan Seller Provided[1]
297	Modified Indicator	None - Mortgage Loan Seller Provided[1]
298	Arm Index Code	Not applicable[1]
299	First Rate Adjustment Date	Not applicable[1]
300	First Payment Adjustment Date	Not applicable[1]
301	ARM Margin Number	Not applicable[1]
302	Lifetime Rate Cap Percentage	Not applicable[1]

	Characteristic	Source Document
303	Lifetime Rate Floor Percentage	Not applicable[1]
304	Periodic Rate Increase Limit Percentage	Not applicable[1]
305	Periodic Rate Decrease Limit Percentage	Not applicable[1]
306	Periodic Payment Adjustment Maximum Amount	Not applicable[1]
307	Periodic Payment Adjustment Maximum Percent	Not applicable[1]
308	Rate Reset Frequency Code	Not applicable[1]
309	Payment Reset Frequency Code	Not applicable[1]
310	Index Lookback Days Number	Not applicable[1]
311	Prepayment Lock Out End Date	Loan Agreement
312	Yield Maintenance End Date	Loan Agreement
313	Prepayment Premiums End Date	Loan Agreement
314	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided[1]
315	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided[1]
316	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided[1]
317	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided[1]
318	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided[1]
319	Valuation Source Securitization Code	Appraisal/EDGAR ABS XML Technical Specification Document
320	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided[1]
321	Most Recent Valuation Date	None - Mortgage Loan Seller Provided[1]
322	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided[1]
323	Property Status Code	None - Mortgage Loan Seller Provided[1]
324	Property Type Code	Appraisal/EDGAR ABS XML Technical Specification Document
325	AL_Largest Tenant	Rent Roll
326	AL_Second Largest Tenant	Rent Roll
327	AL_Third Largest Tenant	Rent Roll
328	AL_Lease Expiration Largest Tenant Date	Rent Roll
329	AL_Lease Expiration Second Largest Tenant Date	Rent Roll
330	AL_Lease Expiration Third Largest Tenant Date	Rent Roll
331	Most Recent Financials Start Date	Underwritten Financial Summary Report
332	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided[1]
333	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided[1]
334	Most Recent Debt Service Amount	Refer to calculation procedures
335	Most Recent Debt Service Coverage Net Operating Income Percentage	Refer to calculation procedures
336	Most Recent Debt Service Coverage Net Cash Flow Percentage	Refer to calculation procedures
337	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided[1]
338	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided[1]
339	Asset Added Indicator	None - Mortgage Loan Seller Provided[1]
340	Report Period Modification Indicator	None - Mortgage Loan Seller Provided[1]

	Characteristic	Source Document
341	Report Period Beginning Schedule Loan Balance Amount	Refer to calculation procedures
342	Total Scheduled Principal Interest Due Amount	Refer to calculation procedures
343	Report Period Interest Rate Percentage	Loan Agreement
344	Scheduled Interest Amount	Refer to calculation procedures
345	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided[1]
346	Scheduled Principal Amount	Refer to calculation procedures
347	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided[1]
348	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided[1]
349	Report Period End Actual Balance Amount	Refer to calculation procedures
350	Report Period End Scheduled Loan Balance Amount	Refer to calculation procedures
351	Hyper Amortizing Date	Loan Agreement
352	Servicing Advance Method Code	None - Mortgage Loan Seller Provided[1]
353	Non Recoverability Indicator	None - Mortgage Loan Seller Provided[1]
354	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided[1]
355	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided[1]
356	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided[1]
357	Payment Status Loan Code	None - Mortgage Loan Seller Provided[1]
358	Arm Index Rate Percentage	Not applicable[1]
359	Next Interest Rate Percentage	Not applicable[1]
360	Next Interest Rate Change Adjustment Date	Not applicable[1]
361	Next Payment Adjustment Date	Not applicable[1]
362	Primary Servicer Name	None - Mortgage Loan Seller Provided[1]
363	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided[1]
364	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided[1]
365	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided[1]
366	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided[1]
367	Repurchase Amount	None - Mortgage Loan Seller Provided[1]
368	Demand Resolution Date	None - Mortgage Loan Seller Provided[1]
369	Repurchaser Name	None - Mortgage Loan Seller Provided[1]
370	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided[1]
371	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided[1]
372	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided[1]
373	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided[1]
374	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided[1]
375	Workout Strategy Code	None - Mortgage Loan Seller Provided[1]
376	Last Modification Date	None - Mortgage Loan Seller Provided[1]
377	Modification Code	None - Mortgage Loan Seller Provided[1]
378	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided[1]
379	Post Modification Payment Amount	None - Mortgage Loan Seller Provided[1]
380	Post Modification Maturity Date	None - Mortgage Loan Seller Provided[1]
381	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided[1]

	Characteristic	Source Document
382	Net Rentable Square Feet Number	Rent Roll
383	Net Rentable Square Feet Securitization Number	Rent Roll
384	Units Beds Rooms Number	Rent Roll
385	Units Beds Rooms Securitization Number	Rent Roll

1We were instructed by representatives of the Company to perform no procedures.

2With respect to the Mortgage Asset identified on the Data File as “AHIP Northeast Portfolio III,” we were instructed by the representatives of the Company to compare such Characteristic to the corresponding information set forth on the Draft AHIP Northeast Portfolio III Note Splitter.

3With respect to the Mortgage Asset identified on the Data File as “85 Broad Street,” we were instructed by the representatives of the Company to compare such Characteristic to the corresponding information set forth on the Draft 85 Broad Street Note Splitter.

4With respect to the Mortgage Asset identified on the Data File as “TZA Multifamily Portfolio I,” we were instructed by the representatives of the Company to compare such Characteristic to the corresponding information set forth on the Draft TZA Multifamily Portfolio I Note Splitter.

5With respect to the Mortgage Asset identified on the Data File as “IC Leased Fee Hotel Portfolio,” we were instructed by the representatives of the Company to compare such Characteristic to the corresponding information set forth on the Draft IC Leased Fee Hotel Portfolio Note Splitter.

Calculation Procedures

With respect to Characteristic 20, we recomputed the Cut-off Balance per Unit as the quotient of the (i) Cut-off Balance and (ii) Units/Rentable Square Ft. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Units/Rentable Square Ft of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset where the “Pari-Passu (Y/N)” field is populated with “Yes” (each, a “Pari-Passu Mortgage Asset”), the amount in clause (i) is replaced with the Pari-Passu Total Cut-off Date Balance. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 24, assuming, at your request, no prepayments of principal, we recomputed the Cut-Off Balance using the First Payment Date, Original IO Period (Months), Monthly Debt Service Payment, Original Balance, Interest Calculation (30/360 / Act/360), Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Cut-Off Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 25, we recomputed the % of Total Cut-off Date Balance as the quotient of the (i) Cut-off Balance and (ii) sum of each of the Mortgage Assets’ Cut-off Balance.

With respect to Characteristic 26, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, Original IO Period (Months), Monthly Debt Service Payment, Original Balance, Interest Calculation (30/360 / Act/360), Interest Rate and the Maturity/ARD Date. With respect to full term interest-only Mortgage Assets (if any), the Maturity Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 29, (i) for full term interest-only Mortgage Assets we recomputed the Monthly Debt Service Amount as one twelfth of the product of the (a) Original Balance, (b) Interest Rate and (c) a fraction equal to 365/360 and (ii) for all other Mortgage Assets we compared the Monthly Debt Service Amount to the corresponding information set forth on the Loan Agreement.

With respect to Characteristic 42, we recomputed the Original Amort. Term (Months) using the Original Balance, Monthly Debt Service Payment, Interest Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 43, we recomputed the Original Balloon Term (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 44, we recomputed the Seasoning as of Cut-off Date (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 45, we recomputed the Remaining IO Period (Months) by subtracting the (i) Seasoning as of Cut-off Date (Months) from (ii) Original IO Period (Months). This procedure was performed for partial and full term interest-only Mortgage Assets only.

With respect to Characteristic 46, we recomputed the Remaining Term to Amortization (Months) by subtracting the Seasoning as of Cut-off Date (Months) from the Original Amort. Term (Months). With respect to partial interest-only Mortgage Assets, the procedure indicated herein reduces the Seasoning as of Cut-off Date (Months) by the Original IO Period (Months) (but to not less than zero). This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 47, we recomputed the Remaining Term to Maturity (Months) by subtracting the (i) Seasoning as of Cut-off Date (Months) from (ii) Original Balloon Term (Months).

With respect to Characteristic 73, we recomputed the Pari-Passu Out of Trust Cut-Off Balance by subtracting the (i) Cut-Off Balance from (ii) Pari-Passu Total Cut-Off Balance. This procedure was performed only for Pari-Passu Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Pari-Passu Out of Trust Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 75, we recomputed the Pari-Passu Total Cut-Off Balance as the product of the (i) Cut-Off Balance and (ii) the quotient of the (a) Pari-Passu Total Original Balance and (b) Original Balance. This procedure was performed only for Pari-Passu Mortgage Assets. At the request of representatives of the respective Mortgage Loan Seller, Pari-Passu Total Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 78, assuming, at your request, no prepayments of principal, we recomputed the Subordinate Mortgage Debt Cut-Off Balance using the Subordinate Mortgage Debt First Payment Date, subordinate mortgage debt original IO period (as set forth on or derived from the Subordinate Loan Document), Subordinate Mortgage Debt Monthly Payment Amount (After IO Period), Subordinate Mortgage Debt Original Balance, subordinate mortgage debt interest accrual method (as set forth on or derived from the Subordinate Loan Document), Subordinate Mortgage Debt Interest Rate and the Cut-off Date. With respect to partial interest-only subordinate mortgage debt determined to be non-amortizing as of the Cut-off Date and full term interest-only subordinate mortgage debt (if any), the Subordinate Mortgage Debt Cut-Off Balance was set to equal the Subordinate Mortgage Debt Original Balance. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Subordinate Mortgage Debt Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 80, (i) for partial interest-only subordinate mortgage debt determined to be non-amortizing as of the Cut-off Date and full term interest-only subordinate mortgage debt (if any), we recomputed the Subordinate Mortgage Debt Monthly Payment Amount (Current) as one twelfth of the product of the (a) Subordinate Mortgage Debt Original Balance, (b) Subordinate Mortgage Debt Interest Rate and (c) for subordinate mortgage debt with a subordinate mortgage debt interest accrual method (as set forth on or derived from the Subordinate Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other subordinate mortgage debt, we compared the Subordinate Mortgage Debt Monthly Payment Amount (Current) to the corresponding information set forth on the Subordinate Loan Document. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 81, (i) for full term interest-only subordinate mortgage debt (if any), we recomputed the Subordinate Mortgage Debt Monthly Payment Amount (After IO Period) as one twelfth of the product of the (a) Subordinate Mortgage Debt Original Balance, (b) Subordinate Mortgage Debt Interest Rate and (c) for subordinate mortgage debt with a subordinate mortgage debt interest accrual method (as set forth on or derived from the Subordinate Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other subordinate mortgage debt, we compared the Subordinate Mortgage Debt Monthly Payment Amount (After IO Period) to the corresponding information set forth on the Subordinate Loan Document. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 85, we recomputed the Total Mortgage Debt Cut-off Date Balance as the sum of (i) the Cut-Off Balance or, in the case of a Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-Off Balance and (ii) the Subordinate Mortgage Debt Cut-Off Balance. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Mortgage Debt Cut-off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 86, we recomputed the Total Mortgage Debt Maturity Balance as the sum of (i) the Maturity Balance or, in the case of a Pari-Passu Mortgage Asset, the Pari-Passu Total Maturity Balance (as defined below) and (ii) the Subordinate Mortgage Debt Maturity Balance (as defined below). This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Mortgage Debt Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

•	The “Pari-Passu Total Maturity Balance” is equal to the product of the (i) Maturity Balance and (ii) the quotient of the (a) Pari-Passu Total Original Balance and (b) Original Balance.
•	The “Subordinate Mortgage Debt Maturity Balance” is calculated using the Subordinate Mortgage Debt First Payment Date, subordinate mortgage debt original IO period (as set forth on or derived from the Subordinate Loan Document), Subordinate Mortgage Debt Monthly Payment Amount (After IO Period), Subordinate Mortgage Debt Original Balance, subordinate mortgage debt interest accrual method (as set forth on or derived from the Subordinate Loan Document), Subordinate Mortgage Debt Interest Rate and the Subordinate Mortgage Debt Maturity Date. With respect to full term interest-only subordinate mortgage debt (if any), the Subordinate Mortgage Debt Maturity Balance was set to equal the Subordinate Mortgage Debt Original Balance.

With respect to Characteristic 91, assuming, at your request, no prepayments of principal, we recomputed the Existing Additional Debt Cut-Off Balance using the Existing Additional Debt First Payment Date, mezzanine or subordinate unsecured debt original IO period (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), Existing Additional Debt Monthly Payment Amount (After IO Period), Existing Additional Debt Original Balance, mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), Existing Additional Debt Interest Rate and the Cut-off Date. With respect to partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date or full term interest-only mezzanine or subordinate unsecured debt (if any), the Existing Additional Debt Cut-Off Balance was set to equal the Existing Additional Debt Original Balance. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Existing Additional Debt Cut-Off Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 93, (i) for partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date or full term interest-only mezzanine or subordinate unsecured debt (if any), we recomputed the Existing Additional Debt Monthly Payment Amount (Current) as one twelfth of the product of the (a) Existing Additional Debt Original Balance, (b) Existing Additional Debt Interest Rate and (c) for mezzanine or subordinate unsecured debt with a mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other mezzanine or subordinate unsecured debt, we compared the Existing Additional Debt Monthly Payment Amount (Current) to the corresponding information set forth on the Mezzanine Loan Document or Subordinate Unsecured Loan Document. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 94, (i) for full term interest-only mezzanine or subordinate unsecured debt (if any), we recomputed the Existing Additional Debt Monthly Payment Amount (After IO Period) as one twelfth of the product of the (a) Existing Additional Debt Original Balance, (b) Existing Additional Debt Interest Rate and (c) for mezzanine or subordinate unsecured debt with a mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) of Actual/360, a fraction equal to 365/360 and (ii) for all other mezzanine or subordinate unsecured debt, we compared the Existing Additional Debt Monthly Payment Amount (After IO Period) to the corresponding information set forth on the Mezzanine Loan Document or Subordinate Unsecured Loan Document. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 96, we recomputed the Total Debt Cut-off Date Balance as the sum of the (i) Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Total Cut-off Balance, (ii) Subordinate Mortgage Debt Cut-Off Balance, only for those Mortgage Assets with subordinate mortgage debt and (iii) Existing Additional Debt Cut-Off Balance. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Debt Cut-off Date Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 97, we recomputed the Total Debt Maturity Balance as the sum of (i) Maturity Balance or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Total Maturity Balance, (ii) Subordinate Mortgage Debt Maturity Balance only for those Mortgage Assets with subordinate mortgage debt and (iii) Existing Additional Debt Maturity Balance (as defined below). This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any. At the request of representatives of the respective Mortgage Loan Seller, Total Debt Maturity Balance differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

•	The “Existing Additional Debt Maturity Balance” is calculated using the Existing Additional Debt First Payment Date, mezzanine or subordinate unsecured debt original IO period (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document, as applicable), Existing Additional Debt Monthly Payment Amount (After IO Period), Existing Additional Debt Original Balance, mezzanine or subordinate unsecured debt interest accrual method (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), Existing Additional Debt Interest Rate and the Existing Additional Debt Maturity Date. With respect to full term interest-only mezzanine or subordinate unsecured debt (if any), the Existing Additional Debt Maturity Balance was set to equal the Existing Additional Debt Original Balance.

With respect to Characteristic 191, we recomputed the Major % of Sq. Ft. # 1 as the quotient of the (i) Major Tenant Sq. Ft. # 1 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 195, we recomputed the Major % of Sq. Ft. # 2 as the quotient of the (i) Major Tenant Sq. Ft. # 2 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 199, we recomputed the Major % of Sq. Ft. # 3 as the quotient of the (i) Major Tenant Sq. Ft. # 3 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 203, we recomputed the Major % of Sq. Ft. # 4 as the quotient of the (i) Major Tenant Sq. Ft. # 4 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 207, we recomputed the Major % of Sq. Ft. # 5 as the quotient of the (i) Major Tenant Sq. Ft. # 5 and (ii) Units/Rentable Square Ft.

With respect to Characteristic 246, we recomputed the LTV at Origination as the quotient of the (i) Original Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Original Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 247, we recomputed the LTV at Cut-off as the quotient of the (i) Cut-Off Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-off Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 248, we recomputed the LTV at Maturity Date as the quotient of the (i) Maturity Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Maturity Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 249, we recomputed the UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of the (a) Monthly Debt Service Payment, or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment (as defined below), and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment (as defined below). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

•	The “Pari-Passu Monthly Debt Service Payment” is equal to the product of the (i) Monthly Debt Service Payment and (ii) the quotient of the (a) Pari-Passu Total Original Balance and (b) Original Balance.
•	The “Monthly IO Payment” is equal to one twelfth of the product of the (i) Cut-Off Balance or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Total Cut-off Balance, (ii) Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 250, we recomputed the UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of the (a) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage

Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 251, we recomputed the UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of the (a) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 252, we recomputed the UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of the (a) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 253, we recomputed the UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-off Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 254, we recomputed the UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-off Balance or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Total Cut-off Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 255, we recomputed the Total Mortgage Loan LTV at Cut-off as the quotient of the (i) Total Mortgage Debt Cut-off Date Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 256, we recomputed the Total Mortgage Loan LTV at Maturity as the quotient of the (i) Total Mortgage Debt Maturity Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 257, we recomputed the Total Mortgage Loan UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 258, we recomputed the Total Mortgage Loan UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount (After IO Period) and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 259, we recomputed the Total Mortgage Loan UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 260, we recomputed the Total Mortgage Loan UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, and (y) Subordinate Mortgage Debt Monthly Payment Amount (After IO Period) and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 261, we recomputed the Total Mortgage Loan UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Total Mortgage Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 262, we recomputed the Total Mortgage Loan UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Total Mortgage Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 263, we recomputed the Total Debt LTV at Cut-off as the quotient of the (i) Total Debt Cut-off Date Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data

File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 264, we recomputed the Total Debt LTV at Maturity as the quotient of the (i) Total Debt Maturity Balance and (ii) Appraisal Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (ii) is the aggregate Appraisal Value of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 265, we recomputed the Total Debt UW NCF DSCR (Current) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount (Current), only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 266, we recomputed the Total Debt UW NCF DSCR (After IO Period) as the quotient of the (i) UW NCF and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount (After IO Period), only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount (After IO Period) and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 267, we recomputed the Total Debt UW NOI DSCR (Current) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount (Current), only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount (Current) and (b) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, as applicable, is replaced with the Monthly IO Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 268, we recomputed the Total Debt UW NOI DSCR (After IO Period) as the quotient of the (i) UW NOI and (ii) product of the (a) sum of the (x) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, the Pari-Passu Monthly Debt Service Payment, (y) Subordinate Mortgage Debt Monthly Payment Amount (After IO Period), only for those Mortgage Assets with subordinate mortgage debt and (z) Existing Additional Debt Monthly Payment Amount (After IO Period) and (b) twelve. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 269, we recomputed the Total Debt UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Total Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NOI of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 270, we recomputed the Total Debt UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Total Debt Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the amount in clause (i) is the aggregate UW NCF of such mortgaged properties of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets with mezzanine or subordinate unsecured debt, if any.

With respect to Characteristic 291, we recomputed the Periodic Principal and Interest Payment Securitization Amount as the sum of the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

With respect to Characteristic 334, we recomputed the Most Recent Debt Service Amount as the product of the (i) Monthly Debt Service Payment or, in the case of any Pari-Passu Mortgage Asset, Pari-Passu Monthly Debt Service Payment and (ii) twelve. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date, the Monthly Debt Service Payment or Pari-Passu Monthly Debt Service Payment, is replaced with the Monthly IO Payment. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 335, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage as the quotient of the (i) Most Recent Rolling 12 NOI and (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent Rolling 12 NOI. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 336, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage as the quotient of the (i) Most Recent Rolling 12 NCF and (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent Rolling 12 NCF. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 341, assuming, at your request, no prepayment of principal, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First Payment Date, Original IO Period (Months), Monthly Debt Service Payment, Original Balance, Interest Calculation (30/360 / Act/360), Interest Rate and the Due Date in July 2017. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of July 2017 and full term interest-only Mortgage Assets (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of $1.00 or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 342, the Total Scheduled Principal Interest Due Amount was set to equal the Periodic Principal and Interest Payment Securitization Amount.

With respect to Characteristic 344, we recomputed the Scheduled Interest Amount as the product of the (i) Report Period Beginning Schedule Loan Balance Amount, (ii) Interest Rate, (iii) number of calendar days from and inclusive of the payment date in July 2017 to and exclusive of the payment date in August 2017 and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Assets with a Seasoning as of Cut-off Date (Months) equal to zero.

With respect to Characteristic 346, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Monthly Debt Service Payment. This procedure was only performed for those Mortgage Assets determined to be amortizing as of the Cut-off Date.

With respect to Characteristic 349, the Report Period End Actual Balance Amount was set to equal the Cut-Off Balance.

With respect to Characteristic 350, the Report Period End Scheduled Loan Balance Amount was set to equal the Report Period End Actual Balance Amount.

Appendix B

Mortgage Asset Name	Unable to Verify Characteristics
Embassy Suites - San Luis Obispo	Ownership Interest
Starwood Capital Group Hotel Portfolio	Original Balance, Monthly Debt Service Payment Amount
General Motors Building	Original Balance, Monthly Debt Service Payment Amount
245 Park Avenue	Original Balance, Monthly Debt Service Payment Amount
Del Amo Fashion Center	Original Balance, Monthly Debt Service Payment Amount
DENT Tower	Most Recent Occupancy, Second Most Recent Occupancy, Third Most Recent Occupancy, Most Recent Occupancy Date, Second Most Recent Occupancy Date, Third Most Recent Occupancy Date